Quarterly Holdings Report
for
Fidelity® Blue Chip Growth Fund
October 31, 2021
BCF-NPRT1-1221
1.809076.118
Common Stocks - 97.5%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 15.4%
Entertainment - 3.1%
Endeavor Group Holdings, Inc. (a)	834,517	22,432
Endeavor Group Holdings, Inc. (b)	1,021,359	27,454
Endeavor Group Holdings, Inc. Class A (c)	769,401	20,681
Netflix, Inc. (a)	1,400,167	966,549
Roblox Corp. (a)(d)	753,848	63,338
Roku, Inc. Class A (a)	377,016	114,952
Sea Ltd. ADR (a)	1,963,931	674,748
Universal Music Group NV	193,200	5,609
		1,895,763
Interactive Media & Services - 11.9%
Alphabet, Inc. Class A (a)	1,342,462	3,974,923
Bumble, Inc.	401,221	21,072
Cars.com, Inc. (a)	436,942	5,689
fuboTV, Inc. (a)	200,900	5,989
Kuaishou Technology Class B (b)	2,431,128	32,340
Match Group, Inc. (a)	879,915	132,674
Meta Platforms, Inc. Class A (a)	7,229,733	2,339,325
Snap, Inc. Class A (a)	9,220,380	484,808
Tencent Holdings Ltd.	3,597,291	218,822
Yandex NV Series A (a)	172,852	14,319
Zoominfo Technologies, Inc. (a)	505,263	33,964
		7,263,925
Media - 0.3%
Criteo SA sponsored ADR (a)	2,182,848	72,121
DISH Network Corp. Class A (a)	1,980,278	81,330
		153,451
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	693,408	79,763
TOTAL COMMUNICATION SERVICES		9,392,902
CONSUMER DISCRETIONARY - 27.6%
Automobiles - 4.4%
Arrival SA (c)	36	1
Ford Motor Co.	3,541,277	60,485
General Motors Co. (a)	2,142,186	116,599
Hyundai Motor Co.	52,640	9,367
Kia Corp.	159,670	11,592
Li Auto, Inc. Class A (a)	686,650	11,579
Neutron Holdings, Inc. (a)(c)(e)	7,152,433	930
NIO, Inc. sponsored ADR (a)	713,917	28,135
Rad Power Bikes, Inc. (c)(e)	928,091	8,895
Tesla, Inc. (a)	2,016,799	2,246,714
XPeng, Inc.:
ADR (a)	3,938,452	183,650
Class A	483,054	11,209
		2,689,156
Diversified Consumer Services - 0.2%
Duolingo, Inc. (a)	50,784	8,821
FSN E-Commerce Ventures Private Ltd. (a)(c)	6,140,430	78,337
Mister Car Wash, Inc.	847,251	15,539
		102,697
Hotels, Restaurants & Leisure - 4.1%
Airbnb, Inc. Class A	3,341,135	570,198
Caesars Entertainment, Inc. (a)	3,205,286	350,851
Chipotle Mexican Grill, Inc. (a)	147,251	261,964
Churchill Downs, Inc.	447,276	102,873
DraftKings, Inc. Class A (a)(d)	595,622	27,750
Dutch Bros, Inc.	443,186	33,789
Evolution AB (b)	348,516	56,376
Expedia, Inc. (a)	738,234	121,373
F45 Training Holdings, Inc.	288,675	3,964
First Watch Restaurant Group, Inc.	315,400	6,806
Flutter Entertainment PLC (a)	45,840	8,654
Hilton Worldwide Holdings, Inc. (a)	1,036,313	149,177
Marriott International, Inc. Class A (a)	1,320,511	211,308
MGM Resorts International	1,407,415	66,374
Penn National Gaming, Inc. (a)	6,415,077	459,320
Rush Street Interactive, Inc. (a)	287,200	5,781
Vail Resorts, Inc.	136,382	47,012
		2,483,570
Household Durables - 0.6%
D.R. Horton, Inc.	382,343	34,132
Lennar Corp. Class A	493,503	49,316
Sonos, Inc. (a)	523,998	17,093
Tempur Sealy International, Inc.	1,870,810	83,195
Toll Brothers, Inc.	540,773	32,538
TRI Pointe Homes, Inc. (a)	1,453,121	35,151
Tupperware Brands Corp. (a)(d)(f)	4,297,299	95,572
		346,997
Internet & Direct Marketing Retail - 8.0%
Amazon.com, Inc. (a)	1,185,610	3,998,387
BHG Group AB (a)	648,274	7,462
Cazoo Group Ltd.	4,096,720	34,290
Chewy, Inc. (a)(d)	1,115,727	84,572
Coupang, Inc. Class A (a)	693,130	20,628
Deliveroo PLC Class A (a)(b)	16,867,203	62,395
Delivery Hero AG (a)(b)	172,322	21,424
eBay, Inc.	2,092,310	160,522
Etsy, Inc. (a)	414,179	103,831
Farfetch Ltd. Class A (a)	607,062	23,803
Global-e Online Ltd. (a)	791,196	45,779
Overstock.com, Inc. (a)(d)	251,700	23,969
The Original BARK Co. (c)(f)	1,949,100	14,345
The Original BARK Co. Class A (a)(d)(f)	1,479,405	10,888
The RealReal, Inc. (a)	504,949	6,579
thredUP, Inc. (a)	413,387	8,946
Vivid Seats, Inc. Class A (d)	1,212,358	16,367
Wayfair LLC Class A (a)	705,970	175,857
Zomato Ltd. (c)	25,862,000	38,581
		4,858,625
Leisure Products - 0.1%
Peloton Interactive, Inc. Class A (a)	764,396	69,896
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	248,200	26,746
Kohl's Corp.	566,642	27,499
Ollie's Bargain Outlet Holdings, Inc. (a)	836,703	56,611
Target Corp.	288,554	74,914
		185,770
Specialty Retail - 5.7%
American Eagle Outfitters, Inc. (d)(f)	8,817,222	209,321
Aritzia, Inc. (a)	1,408,244	55,460
Auto1 Group SE (b)	301,336	11,844
Bath & Body Works, Inc.	1,171,788	80,959
Boot Barn Holdings, Inc. (a)	221,100	23,103
Burlington Stores, Inc. (a)	583,045	161,090
Carvana Co. Class A (a)(d)	1,650,754	500,476
Citi Trends, Inc. (a)(d)	298,299	23,076
Dick's Sporting Goods, Inc.	1,307,517	162,407
Fanatics, Inc. Class A (c)(e)	1,100,923	52,151
Five Below, Inc. (a)	929,614	183,413
Floor & Decor Holdings, Inc. Class A (a)	1,568,175	213,146
Gap, Inc.	1,151,600	26,130
JD Sports Fashion PLC	1,366,054	20,340
Lowe's Companies, Inc.	3,820,965	893,418
RH (a)(d)	716,381	472,546
Signet Jewelers Ltd. (d)	720,300	64,236
The Children's Place, Inc. (a)(d)	595,496	49,361
The Home Depot, Inc.	215,385	80,067
TJX Companies, Inc.	742,900	48,653
Victoria's Secret & Co. (a)	2,781,926	140,404
Volta, Inc. (a)	1,013,278	8,248
Warby Parker, Inc. (a)(d)	121,100	6,539
		3,486,388
Textiles, Apparel & Luxury Goods - 4.2%
Allbirds, Inc. (a)(c)	181,080	2,282
Capri Holdings Ltd. (a)	4,855,125	258,487
Crocs, Inc. (a)	2,070,159	334,227
Deckers Outdoor Corp. (a)	390,203	154,251
Dr. Martens Ltd. (a)	2,322,809	11,724
Hermes International SCA	12,151	19,251
Levi Strauss & Co. Class A (d)	330,700	8,658
lululemon athletica, Inc. (a)	1,477,883	688,708
LVMH Moet Hennessy Louis Vuitton SE	126,402	99,115
Moncler SpA	675,707	48,523
NIKE, Inc. Class B	3,103,108	519,119
On Holding AG	437,193	14,935
Puma AG	277,037	34,363
PVH Corp.	1,697,604	185,599
Samsonite International SA (a)(b)	9,610,699	20,702
Tapestry, Inc.	3,063,551	119,417
Tory Burch LLC (a)(c)(e)(g)	293,611	22,311
Under Armour, Inc. Class A (sub. vtg.) (a)	889,300	19,529
		2,561,201
TOTAL CONSUMER DISCRETIONARY		16,784,300
CONSUMER STAPLES - 0.5%
Beverages - 0.2%
Celsius Holdings, Inc. (a)(d)	1,110,298	107,166
Food & Staples Retailing - 0.1%
Blink Health, Inc. Series A1 (c)(e)	51,117	1,952
Costco Wholesale Corp.	37,800	18,580
Sweetgreen, Inc. warrants 1/21/26 (a)(c)(e)	346,965	1,371
Zur Rose Group AG (a)	23,743	8,428
		30,331
Food Products - 0.0%
AppHarvest, Inc. (c)	861,264	5,185
Sovos Brands, Inc.	320,000	5,171
		10,356
Personal Products - 0.1%
Olaplex Holdings, Inc.	1,097,000	30,617
The Beauty Health Co. (a)	284,763	7,822
The Honest Co., Inc.	2,307,344	20,901
		59,340
Tobacco - 0.1%
Altria Group, Inc.	979,834	43,220
JUUL Labs, Inc.:
Class A (a)(c)(e)	21,148	1,073
Class B (a)(c)(e)	6,625	336
Swedish Match Co. AB	2,788,030	24,536
		69,165
TOTAL CONSUMER STAPLES		276,358
ENERGY - 1.5%
Energy Equipment & Services - 0.0%
Fluence Energy, Inc.	395,100	14,054
Oil, Gas & Consumable Fuels - 1.5%
Canadian Natural Resources Ltd.	220,300	9,363
Cenovus Energy, Inc. (Canada)	1,791,000	21,418
Cheniere Energy, Inc.	254,747	26,341
Coterra Energy, Inc.	298,400	6,362
Devon Energy Corp.	722,300	28,950
Diamondback Energy, Inc.	720,611	77,242
EOG Resources, Inc.	1,092,248	100,989
Hess Corp.	1,674,653	138,276
Phillips 66 Co.	634,200	47,425
Pioneer Natural Resources Co.	270,889	50,651
Range Resources Corp. (a)	2,159,900	50,369
Reliance Industries Ltd.	509,255	12,926
Reliance Industries Ltd.	7,889,938	266,972
Reliance Industries Ltd. sponsored GDR (b)	435,651	29,624
Tourmaline Oil Corp.	337,800	12,209
Valero Energy Corp.	601,200	46,491
		925,608
TOTAL ENERGY		939,662
FINANCIALS - 1.7%
Banks - 0.5%
Bancorp, Inc., Delaware (a)	97,000	2,963
Bank of America Corp.	1,390,343	66,431
Kotak Mahindra Bank Ltd. (a)	779,186	21,115
Silvergate Capital Corp. (a)	82,000	12,843
Wells Fargo & Co.	4,364,686	223,297
		326,649
Capital Markets - 0.6%
Charles Schwab Corp.	427,327	35,054
Coinbase Global, Inc. (a)(d)	187,248	59,811
ESS Tech, Inc. (c)	1,473,815	23,876
Goldman Sachs Group, Inc.	264,079	109,157
Morgan Stanley	1,122,135	115,333
Switchback II Corp. Class A (a)(d)(f)	2,732,283	27,405
		370,636
Consumer Finance - 0.4%
American Express Co.	687,201	119,422
LendingClub Corp. (a)	2,398,524	110,236
		229,658
Diversified Financial Services - 0.2%
Ant International Co. Ltd. Class C (a)(c)(e)	6,428,801	13,822
Rapyd Financial Network 2016 Ltd. (c)(e)	204,327	18,659
WeWork, Inc. (a)(d)	3,258,418	33,268
WeWork, Inc. (c)	3,697,057	33,972
		99,721
Insurance - 0.0%
Goosehead Insurance (d)	63,183	9,117
Thrifts & Mortgage Finance - 0.0%
Housing Development Finance Corp. Ltd.	697,722	26,480
TOTAL FINANCIALS		1,062,261
HEALTH CARE - 7.5%
Biotechnology - 2.0%
Adagio Theraputics, Inc.	1,076,616	31,480
ADC Therapeutics SA (a)	396,777	11,503
Allakos, Inc. (a)	144,326	14,516
Alnylam Pharmaceuticals, Inc. (a)	774,872	123,639
Annexon, Inc. (a)	455,857	7,435
Arcutis Biotherapeutics, Inc. (a)	495,633	10,498
Argenx SE ADR (a)	94,568	28,556
Ascendis Pharma A/S sponsored ADR (a)	456,102	69,150
Avidity Biosciences, Inc. (a)	202,159	4,549
BioAtla, Inc.	128,561	3,758
Bolt Biotherapeutics, Inc.	279,959	3,665
Century Therapeutics, Inc.	282,478	6,347
Cerevel Therapeutics Holdings (a)	615,967	25,039
Cibus Corp. Series C (a)(c)(e)(g)	6,861,885	12,077
Connect Biopharma Holdings Ltd. ADR (a)	424,668	6,727
CytomX Therapeutics, Inc. (a)(b)	378,621	2,245
Day One Biopharmaceuticals, Inc. (a)	647,817	15,833
Erasca, Inc.	333,187	6,590
Generation Bio Co. (a)	843,425	17,678
Graphite Bio, Inc.	322,732	4,112
Horizon Therapeutics PLC (a)	1,614,781	193,628
Imago BioSciences, Inc.	213,465	5,682
Immunocore Holdings PLC ADR	61,605	2,373
Instil Bio, Inc. (a)	569,127	11,593
Intellia Therapeutics, Inc. (a)	74,644	9,926
Janux Therapeutics, Inc.	276,613	6,736
Karuna Therapeutics, Inc. (a)	180,439	25,330
Moderna, Inc. (a)	659,779	227,762
Monte Rosa Therapeutics, Inc.	283,372	6,645
Natera, Inc. (a)	94,997	10,884
Nuvalent, Inc. Class A (a)	212,000	5,179
Passage Bio, Inc. (a)	391,703	3,416
Prelude Therapeutics, Inc. (a)	253,319	4,453
Recursion Pharmaceuticals, Inc. (a)(d)	532,222	10,192
Regeneron Pharmaceuticals, Inc. (a)	236,978	151,652
Relay Therapeutics, Inc. (a)	279,277	9,286
Revolution Medicines, Inc. (a)	443,847	13,062
Seagen, Inc. (a)	38,608	6,808
Shattuck Labs, Inc.	187,595	3,621
Taysha Gene Therapies, Inc. (a)	204,074	3,192
Tenaya Therapeutics, Inc. (a)	365,599	9,400
TG Therapeutics, Inc. (a)	219,369	6,849
Turning Point Therapeutics, Inc. (a)	461,740	19,199
Twist Bioscience Corp. (a)	39,029	4,637
Tyra Biosciences, Inc.	296,100	6,630
Vaxcyte, Inc. (a)	378,452	8,856
Verve Therapeutics, Inc.	488,025	22,639
Xencor, Inc. (a)	392,721	15,536
Zai Lab Ltd. ADR (a)	211,256	22,055
		1,232,618
Health Care Equipment & Supplies - 2.7%
Axonics Modulation Technologies, Inc. (a)	754,158	55,317
Boston Scientific Corp. (a)	1,020,858	44,030
CryoPort, Inc. (a)(d)	138,698	11,309
Danaher Corp.	607,584	189,426
DexCom, Inc. (a)	667,721	416,130
Figs, Inc. Class A (a)(d)	570,103	19,161
InMode Ltd. (a)(d)	925,872	87,717
Insulet Corp. (a)	328,965	101,986
Intuitive Surgical, Inc. (a)	1,053,929	380,605
Outset Medical, Inc. (a)	241,861	12,884
Shockwave Medical, Inc. (a)	916,125	195,776
Sight Sciences, Inc. (d)	202,243	5,454
Tandem Diabetes Care, Inc. (a)	731,774	99,763
The Cooper Companies, Inc.	26,062	10,866
		1,630,424
Health Care Providers & Services - 0.6%
1Life Healthcare, Inc. (a)	590,734	12,795
agilon health, Inc. (a)	674,206	16,518
Alignment Healthcare, Inc. (a)	961,396	19,093
Cano Health, Inc. (a)	1,097,829	12,065
Guardant Health, Inc. (a)	706,845	82,552
Humana, Inc.	114,621	53,088
LifeStance Health Group, Inc.	425,506	5,098
Oak Street Health, Inc. (a)	586,293	27,691
Owens & Minor, Inc.	363,230	13,033
Surgery Partners, Inc. (a)	343,693	14,140
UnitedHealth Group, Inc.	267,737	123,285
		379,358
Health Care Technology - 0.1%
Certara, Inc.	402,848	16,642
Definitive Healthcare Corp.	92,100	3,697
Doximity, Inc. (d)	228,205	15,856
GoodRx Holdings, Inc. (a)(d)	631,519	28,166
Medlive Technology Co. Ltd.	2,018,000	9,967
MultiPlan Corp. warrants 12/31/99 (a)(c)	138,859	72
		74,400
Life Sciences Tools & Services - 0.6%
10X Genomics, Inc. (a)	336,099	54,203
23andMe Holding Co. Class B	1,837,210	20,229
Absci Corp.	642,277	9,422
Avantor, Inc. (a)	1,806,335	72,940
Bio-Rad Laboratories, Inc. Class A (a)	48,187	38,293
Eurofins Scientific SA	93,612	11,031
Joinn Laboratories China Co. Ltd. (H Shares) (b)	229,621	2,972
Maravai LifeSciences Holdings, Inc.	1,681,924	71,129
Nanostring Technologies, Inc. (a)	307,279	14,842
Olink Holding AB ADR (a)	661,154	21,263
Seer, Inc.	141,820	5,236
Stevanato Group SpA	235,999	6,058
Thermo Fisher Scientific, Inc.	31,037	19,649
Veterinary Emergency Group LLC Class A (c)(e)(g)	225,700	7,255
		354,522
Pharmaceuticals - 1.5%
Antengene Corp. (b)	6,331,986	8,399
Arvinas Holding Co. LLC (a)	61,095	5,290
Chiasma, Inc. warrants 12/16/24 (a)(e)	55,391	0
DICE Therapeutics, Inc.	106,100	3,406
Eli Lilly & Co.	1,560,806	397,631
GH Research PLC	267,469	6,770
Intra-Cellular Therapies, Inc. (a)	628,615	27,074
Longboard Pharmaceuticals, Inc. (a)	526,112	3,920
Nuvation Bio, Inc. (a)	1,608,776	14,752
Nuvation Bio, Inc. (c)	1,101,428	10,100
OptiNose, Inc. (a)	1,108,283	2,937
Pharvaris BV	233,265	4,138
Zoetis, Inc. Class A	2,007,526	434,027
		918,444
TOTAL HEALTH CARE		4,589,766
INDUSTRIALS - 5.3%
Aerospace & Defense - 0.4%
Airbus Group NV (a)	291,745	37,426
Axon Enterprise, Inc. (a)	124,665	22,435
Howmet Aerospace, Inc.	1,373,124	40,768
Space Exploration Technologies Corp.:
Class A (a)(c)(e)	262,745	110,350
Class C (a)(c)(e)	2,783	1,169
		212,148
Building Products - 0.2%
Builders FirstSource, Inc. (a)	1,239,174	72,207
Carrier Global Corp.	626,930	32,745
The AZEK Co., Inc. (a)	815,883	29,935
		134,887
Commercial Services & Supplies - 0.2%
ACV Auctions, Inc. Class A (a)	3,319,739	64,635
Driven Brands Holdings, Inc.	375,408	12,189
Li-Cycle Holdings Corp. (a)(d)	1,407,857	18,218
		95,042
Construction & Engineering - 0.0%
Dycom Industries, Inc. (a)	336,104	26,693
Electrical Equipment - 0.5%
Acuity Brands, Inc.	748,042	153,670
Array Technologies, Inc.	1,994,787	42,589
Contemporary Amperex Technology Co. Ltd.	70,700	7,055
Generac Holdings, Inc. (a)	17,145	8,548
Sunrun, Inc. (a)	1,256,391	72,469
		284,331
Industrial Conglomerates - 0.2%
General Electric Co.	1,227,441	128,722
Machinery - 0.2%
AutoStore Holdings Ltd.	7,218,000	28,448
Deere & Co.	178,194	60,998
Proterra, Inc. Class A (a)(d)	1,553,574	17,416
		106,862
Professional Services - 0.2%
First Advantage Corp.	571,856	10,694
KBR, Inc.	462,059	19,610
Otonomo Technologies Ltd. (c)	88,950	431
Recruit Holdings Co. Ltd.	375,100	24,951
Sterling Check Corp.	478,200	10,257
Upwork, Inc. (a)	1,247,310	58,773
YourPeople, Inc. (a)(e)	2,074,892	17
		124,733
Road & Rail - 3.4%
Avis Budget Group, Inc. (a)	579,225	100,385
Lyft, Inc. (a)	20,047,005	919,556
TuSimple Holdings, Inc. (a)(d)	1,011,904	39,586
Uber Technologies, Inc. (a)	23,451,661	1,027,652
		2,087,179
TOTAL INDUSTRIALS		3,200,597
INFORMATION TECHNOLOGY - 36.7%
Electronic Equipment & Components - 0.0%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	3,665,000	14,083
IT Services - 3.8%
Adyen BV (a)(b)	4,473	13,496
Affirm Holdings, Inc.	142,700	23,189
Cloudflare, Inc. (a)	139,504	27,164
Cyxtera Technologies, Inc. (c)	1,114,254	11,076
Digitalocean Holdings, Inc. (a)(d)	2,374,820	231,759
Dlocal Ltd.	831,489	40,336
Endava PLC ADR (a)	276,398	43,798
Flywire Corp. (a)	258,942	12,284
Globant SA (a)	35,000	11,172
Marqeta, Inc. Class A	227,315	6,956
MongoDB, Inc. Class A (a)	186,451	97,195
Payfare, Inc. (a)	859,473	6,195
PayPal Holdings, Inc. (a)	2,953,071	686,855
Remitly Global, Inc.	94,900	2,906
Shopify, Inc. Class A (a)	214,448	313,116
Snowflake Computing, Inc. (a)	145,339	51,427
Square, Inc. (a)	1,411,459	359,216
Squarespace, Inc. Class A (a)	176,796	6,884
TaskUs, Inc.	654,609	37,902
TDCX, Inc. ADR	443,498	12,720
Thoughtworks Holding, Inc.	532,400	15,381
Toast, Inc.	139,100	7,403
Twilio, Inc. Class A (a)	875,935	255,212
		2,273,642
Semiconductors & Semiconductor Equipment - 10.3%
Advanced Micro Devices, Inc. (a)	48,200	5,795
ASML Holding NV	84,258	68,492
Cirrus Logic, Inc. (a)	649,190	52,461
Enphase Energy, Inc. (a)	587,247	136,024
GlobalFoundries, Inc.	1,001,100	48,794
Marvell Technology, Inc.	24,438,847	1,674,061
NVIDIA Corp.	12,314,045	3,148,332
NXP Semiconductors NV	3,781,922	759,637
ON Semiconductor Corp. (a)	1,508,520	72,515
Silergy Corp.	91,000	14,968
SiTime Corp. (a)	58,810	15,578
Synaptics, Inc. (a)	172,746	33,611
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	542,712	61,706
Teradyne, Inc.	1,198,920	165,739
Wolfspeed, Inc. (a)	262,000	31,469
		6,289,182
Software - 14.2%
Adobe, Inc. (a)	1,210,402	787,197
Amplitude, Inc. (a)	591,500	43,943
AppLovin Corp. (a)(d)	880,461	86,505
Atlassian Corp. PLC (a)	142,921	65,476
Atom Tickets LLC (a)(c)(e)(g)	1,204,239	711
Avalara, Inc. (a)	155,816	27,991
AvidXchange Holdings, Inc.	227,100	5,048
Bill.Com Holdings, Inc. (a)	74,170	21,829
Cadence Design Systems, Inc. (a)	421,501	72,966
Cipher Mining, Inc. (c)	3,038,014	23,879
Clearwater Analytics Holdings, Inc.	218,193	4,905
Confluent, Inc. (d)	391,576	26,608
Copperleaf Technologies, Inc.	271,600	5,682
Coupa Software, Inc. (a)	315,879	71,926
Crowdstrike Holdings, Inc. (a)	353,243	99,544
Datadog, Inc. Class A (a)	49,690	8,301
DocuSign, Inc. (a)	596,253	165,931
DoubleVerify Holdings, Inc. (a)	1,022,683	40,427
DoubleVerify Holdings, Inc. (b)	1,707,102	67,482
EngageSmart, Inc.	194,200	6,512
Epic Games, Inc. (a)(c)(e)	6,131	5,202
ForgeRock, Inc. (d)	166,300	4,909
Fortinet, Inc. (a)	38,500	12,949
Freshworks, Inc. (d)	631,100	31,713
GitLab, Inc.	48,200	5,408
HubSpot, Inc. (a)	349,200	282,932
Intuit, Inc.	303,478	189,974
IonQ, Inc. (c)	1,414,100	21,268
Lightspeed Commerce, Inc. (Canada) (a)	1,312,047	127,886
Microsoft Corp.	12,574,239	4,169,869
Monday.com Ltd. (d)	30,660	11,400
Palo Alto Networks, Inc. (a)	13,093	6,666
Pine Labs Private Ltd. (c)(e)	9,912	4,249
Procore Technologies, Inc. (a)	52,602	4,810
Riskified Ltd. (a)	193,081	3,734
Riskified Ltd.:
Class A	462,112	8,490
Class B	924,224	16,981
Salesforce.com, Inc. (a)	3,928,156	1,177,229
SentinelOne, Inc. (d)	947,139	62,890
ServiceNow, Inc. (a)	203,635	142,088
Similarweb Ltd. (a)	456,758	8,788
Sinch AB (a)(b)	264,984	5,025
Stripe, Inc. Class B (a)(c)(e)	173,600	6,966
Stronghold Digital Mining, Inc. Class A (d)	368,600	10,122
Taboola.com Ltd.	1,714,679	15,296
Tanium, Inc. Class B (a)(c)(e)	554,900	7,053
Telos Corp.	410,791	10,644
Teradata Corp. (a)	245,500	13,885
The Trade Desk, Inc. (a)	1,299,902	97,376
UiPath, Inc. Class A (a)(d)	1,515,910	76,174
Volue A/S	2,609,041	18,252
Workday, Inc. Class A (a)	556,707	161,434
Zoom Video Communications, Inc. Class A (a)	1,071,078	294,172
		8,648,697
Technology Hardware, Storage & Peripherals - 8.4%
Apple, Inc.	34,004,075	5,093,796
TOTAL INFORMATION TECHNOLOGY		22,319,400
MATERIALS - 1.2%
Chemicals - 0.7%
Albemarle Corp. U.S.	133,226	33,369
CF Industries Holdings, Inc.	1,134,725	64,452
Corbion NV	13,471	640
Corteva, Inc.	685,903	29,597
Nutrien Ltd.	2,363,666	165,205
Olin Corp.	380,660	21,690
The Chemours Co. LLC	1,077,790	30,200
The Mosaic Co.	2,367,111	98,401
		443,554
Construction Materials - 0.0%
Eagle Materials, Inc.	181,164	26,877
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	5,293,379	199,666
Gatos Silver, Inc.	1,256,572	15,205
		214,871
Paper & Forest Products - 0.1%
West Fraser Timber Co. Ltd.	353,728	28,322
TOTAL MATERIALS		713,624
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Lamar Advertising Co. Class A	99,650	11,280
Simon Property Group, Inc.	390,127	57,185
		68,465
Real Estate Management & Development - 0.0%
Opendoor Technologies, Inc. (a)(d)	792,893	18,799
TOTAL REAL ESTATE		87,264
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp.	191,700	7,940
TOTAL COMMON STOCKS (Cost $24,175,277)		59,374,074

Preferred Stocks - 2.2%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 2.1%
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Starry, Inc.:
Series C(a)(c)	5,833,836	8,923
Series D(a)(c)	6,810,656	10,417
Series E3(c)	3,377,325	5,166
		24,506
CONSUMER DISCRETIONARY - 0.9%
Automobiles - 0.5%
Bird Rides, Inc. (c)	3,340,658	39,489
Bird Rides, Inc.:
Series C1(c)	2,114,013	15,919
Series D(c)	265,200	1,997
Rad Power Bikes, Inc.:
Series A(c)(e)	120,997	1,160
Series C(c)(e)	476,111	4,563
Series D(c)(e)	867,000	8,309
Rivian Automotive, Inc.:
Series E(a)(c)	2,276,313	139,014
Series F(c)	1,007,008	61,498
		271,949
Hotels, Restaurants & Leisure - 0.0%
MOD Super Fast Pizza Holdings LLC Series 3 (a)(c)(e)(g)	100,182	20,093

Internet & Direct Marketing Retail - 0.4%
GoBrands, Inc.:
Series G(c)(e)	166,200	64,567
Series H(c)(e)	104,029	40,414
Instacart, Inc.:
Series H(c)(e)	245,379	28,452
Series I(c)(e)	118,846	13,780
Reddit, Inc.:
Series B(a)(c)(e)	524,232	32,395
Series E(c)(e)	43,813	2,707
Series F(c)(e)	457,142	28,249
		210,564
Textiles, Apparel & Luxury Goods - 0.0%
Algolia SAS Series D (c)(e)	276,495	8,086
Allbirds, Inc.:
Series A(a)(c)	71,465	900
Series B(a)(c)	12,560	158
Series C(a)(c)	119,995	1,512
Series Seed(a)(c)	38,400	484
Discord, Inc. Series I (c)(e)	6,100	3,359
		14,499
TOTAL CONSUMER DISCRETIONARY		517,105

CONSUMER STAPLES - 0.4%
Food & Staples Retailing - 0.1%
Blink Health, Inc. Series C (a)(c)(e)	170,685	6,517
Sweetgreen, Inc.:
Series C(a)(c)	15,004	197
Series D(a)(c)	241,354	3,174
Series H(a)(c)(e)	3,242,523	42,639
Series I(a)(c)	568,842	7,480
Series J(c)(e)	346,965	4,563
		64,570
Food Products - 0.1%
AgBiome LLC Series C (a)(c)(e)	1,091,300	6,469
Bowery Farming, Inc. Series C1 (c)(e)	161,262	9,716
		16,185
Tobacco - 0.2%
JUUL Labs, Inc.:
Series C(a)(c)(e)	2,570,575	130,405
Series D(a)(c)(e)	13,822	701
Series E(a)(c)(e)	14,959	759
		131,865
TOTAL CONSUMER STAPLES		212,620

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Sonder Holdings, Inc. Series D1 (a)(c)	606,719	8,728

HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. Series B (a)(c)(e)	3,301	2,163

INDUSTRIALS - 0.3%
Aerospace & Defense - 0.3%
ABL Space Systems:
Series B(c)(e)	270,130	18,368
Series B2(c)(e)	141,569	9,626
Relativity Space, Inc. Series E (c)(e)	2,480,614	56,645
Space Exploration Technologies Corp.:
Series G(a)(c)(e)	97,277	40,855
Series H(a)(c)(e)	25,767	10,822
Series N(a)(c)(e)	79,406	33,350
		169,666
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series A (c)(e)	101,010	7,401

Transportation Infrastructure - 0.0%
Delhivery Private Ltd. Series H (c)(e)	24,696	11,748

TOTAL INDUSTRIALS		188,815

INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.1%
Meesho Series F (c)(e)	546,589	41,908
Xsight Labs Ltd. Series D (c)(e)	1,192,000	9,531
		51,439
Electronic Equipment & Components - 0.0%
Enevate Corp. Series E (c)(e)	12,084,432	13,398

IT Services - 0.1%
AppNexus, Inc. Series E (Escrow) (a)(c)(e)	646,522	20
ByteDance Ltd. Series E1 (c)(e)	293,038	36,430
Yanka Industries, Inc. Series F (c)(e)	508,854	16,221
		52,671
Semiconductors & Semiconductor Equipment - 0.0%
Astera Labs, Inc. Series C (c)(e)	1,572,300	5,286
SiMa.ai Series B (c)(e)	2,821,200	14,465
Tenstorrent, Inc. Series C1 (c)(e)	77,800	4,626
		24,377
Software - 0.2%
Databricks, Inc.:
Series G(c)(e)	145,986	32,183
Series H(c)(e)	91,308	20,129
Dataminr, Inc. Series D (a)(c)(e)	277,250	12,083
Delphix Corp. Series D (a)(c)(e)	675,445	4,316
Jet.Com, Inc. Series B1 (Escrow) (a)(c)(e)	2,928,086	0
Malwarebytes Corp. Series B (a)(c)(e)	1,056,193	24,514
Nuvia, Inc. Series B (a)(c)	1,606,942	1,313
Skyryse, Inc. Series B (c)(e)	560,000	13,821
Stripe, Inc. Series H (c)(e)	73,100	2,933
		111,292
TOTAL INFORMATION TECHNOLOGY		253,177

MATERIALS - 0.1%
Metals & Mining - 0.1%
Diamond Foundry, Inc. Series C (c)(e)	2,271,329	52,400

UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials Series C (c)(e)	341,408	16,184

TOTAL CONVERTIBLE PREFERRED STOCKS		1,275,698
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
Series 1C(a)(c)(e)	50,654,200	6,585
Series 1D(a)(c)(e)	85,315,542	11,091
Waymo LLC Series A2 (a)(c)(e)	81,316	7,458
		25,134
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. Series A4 (a)(c)(e)	29,758	19,497

INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.0%
Gupshup, Inc. (c)(e)	709,497	16,223

Software - 0.1%
Pine Labs Private Ltd.:
Series 1(c)(e)	23,689	10,156
Series A(c)(e)	5,920	2,538
Series B(c)(e)	6,440	2,761
Series B2(c)(e)	5,209	2,233
Series C(c)(e)	9,690	4,154
Series C1(c)(e)	2,041	875
Series D(c)(e)	2,183	936
		23,653
TOTAL INFORMATION TECHNOLOGY		39,876

TOTAL NONCONVERTIBLE PREFERRED STOCKS		84,507
TOTAL PREFERRED STOCKS (Cost $927,295)		1,360,205

Convertible Bonds - 0.1%
	Principal Amount (h) (000s)	Value ($) (000s)
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Neutron Holdings, Inc.:
0% 10/27/25 (c)(e)	20,045	20,045
4% 5/22/27 (c)(e)	2,433	2,433
4% 6/12/27 (c)(e)	647	647
Rivian Automotive, Inc. 0% 7/15/26 (c)(e)	20,222	20,222
		43,347
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
The Real Good Food Co. LLC 1% (c)(i)	12,116	12,116
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Sonder Holdings, Inc. 0% (c)(i)	4,056	3,946
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. 0.13% (c)(e)(i)	917	917
TOTAL CONVERTIBLE BONDS (Cost $60,436)		60,326

Preferred Securities - 0.1%
	Principal Amount (h) (000s)	Value ($) (000s)
CONSUMER DISCRETIONARY - 0.1%
Internet & Direct Marketing Retail - 0.1%
Circle Internet Financial Ltd. 0% (c)(i)	20,193	25,073
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Enevate Corp. 0% 1/29/23 (c)(e)	5,145	5,145
Semiconductors & Semiconductor Equipment - 0.0%
Tenstorrent, Inc. 0% (c)(e)(i)	4,320	4,320
TOTAL INFORMATION TECHNOLOGY		9,465
TOTAL PREFERRED SECURITIES (Cost $29,658)		34,538

Money Market Funds - 1.3%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 0.06% (j)	56,494,628	56,506
Fidelity Securities Lending Cash Central Fund 0.06% (j)(k)	748,465,489	748,540
TOTAL MONEY MARKET FUNDS (Cost $805,046)		805,046

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $25,997,712)	61,634,189
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(756,438)
NET ASSETS - 100.0%	60,877,751

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $361,778,000 or 0.6% of net assets.

(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,015,687,000 or 3.3% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)	Level 3 security
(f)	Affiliated company
(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)	Amount is stated in United States dollars unless otherwise noted.
(i)	Security is perpetual in nature with no stated maturity date.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
ABL Space Systems Series B	3/24/21	12,165
ABL Space Systems Series B2	10/22/21	9,626
AgBiome LLC Series C	6/29/18	6,912
Algolia SAS Series D	7/23/21	8,086
Allbirds, Inc.	10/09/18	1,986
Allbirds, Inc. Series A	10/09/18	784
Allbirds, Inc. Series B	10/09/18	138
Allbirds, Inc. Series C	10/09/18	1,316
Allbirds, Inc. Series Seed	10/09/18	421
Ant International Co. Ltd. Class C	5/16/18	24,503
AppHarvest, Inc.	1/29/21	8,613
AppNexus, Inc. Series E (Escrow)	8/01/14	0
Arrival SA	3/24/21	0
Astera Labs, Inc. Series C	8/24/21	5,286
Atom Tickets LLC	8/15/17	7,117
Beta Technologies, Inc. Series A	4/09/21	7,401
Bird Rides, Inc.	2/12/21 - 4/20/21	17,209
Bird Rides, Inc. Series C1	12/21/18	24,830
Bird Rides, Inc. Series D	9/30/19	3,426
Blink Health, Inc. Series A1	12/30/20	1,385
Blink Health, Inc. Series C	11/07/19 - 7/14/21	6,515
Bowery Farming, Inc. Series C1	5/18/21	9,716
ByteDance Ltd. Series E1	11/18/20	32,109
Castle Creek Pharmaceutical Holdings, Inc. Series A4	9/29/16	9,831
Castle Creek Pharmaceutical Holdings, Inc. Series B	10/09/18	1,360
Castle Creek Pharmaceutical Holdings, Inc. 0.13%	6/28/21	917
Cibus Corp. Series C	2/16/18 - 6/23/21	12,238
Cipher Mining, Inc.	3/04/21	30,380
Circle Internet Financial Ltd. 0%	5/11/21	20,193
Cyxtera Technologies, Inc.	2/21/21	11,143
Databricks, Inc. Series G	2/01/21	25,893
Databricks, Inc. Series H	8/31/21	20,129
Dataminr, Inc. Series D	3/06/15	3,535
Delhivery Private Ltd. Series H	5/20/21	12,055
Delphix Corp. Series D	7/10/15	6,079
Diamond Foundry, Inc. Series C	3/15/21	54,512
Discord, Inc. Series I	9/15/21	3,359
Endeavor Group Holdings, Inc. Class A	3/29/21	18,466
Enevate Corp. Series E	1/29/21	13,398
Enevate Corp. 0% 1/29/23	1/29/21	5,145
Epic Games, Inc.	7/30/20	3,525
ESS Tech, Inc.	5/06/21	14,738
Fanatics, Inc. Class A	8/13/20 - 3/22/21	20,100
FSN E-Commerce Ventures Private Ltd.	10/07/20 - 10/26/20	16,851
GoBrands, Inc. Series G	3/02/21	41,503
GoBrands, Inc. Series H	7/22/21	40,414
Gupshup, Inc.	6/08/21	16,223
Instacart, Inc. Series H	11/13/20	14,723
Instacart, Inc. Series I	2/26/21	14,856
IonQ, Inc.	3/07/21	14,141
Jet.Com, Inc. Series B1 (Escrow)	3/19/18	0
JUUL Labs, Inc. Class A	12/20/17	453
JUUL Labs, Inc. Class B	11/21/17	0
JUUL Labs, Inc. Series C	5/22/15 - 7/06/18	0
JUUL Labs, Inc. Series D	6/25/18 - 7/06/18	0
JUUL Labs, Inc. Series E	12/20/17	321
Malwarebytes Corp. Series B	12/21/15	10,958
Meesho Series F	9/21/21	41,908
MOD Super Fast Pizza Holdings LLC Series 3	11/03/16 - 5/15/19	14,005
MultiPlan Corp. warrants 12/31/99	10/08/20	0
Neutron Holdings, Inc.	2/04/21	72
Neutron Holdings, Inc. Series 1C	7/03/18	9,262
Neutron Holdings, Inc. Series 1D	1/25/19	20,689
Neutron Holdings, Inc. 0% 10/27/25	10/29/21	20,045
Neutron Holdings, Inc. 4% 5/22/27	6/04/20	2,433
Neutron Holdings, Inc. 4% 6/12/27	6/12/20	647
Nuvation Bio, Inc.	2/10/21	11,014
Nuvia, Inc. Series B	3/16/21	1,313
Otonomo Technologies Ltd.	1/31/21	890
Pine Labs Private Ltd.	6/30/21	3,696
Pine Labs Private Ltd. Series 1	6/30/21	8,833
Pine Labs Private Ltd. Series A	6/30/21	2,207
Pine Labs Private Ltd. Series B	6/30/21	2,401
Pine Labs Private Ltd. Series B2	6/30/21	1,942
Pine Labs Private Ltd. Series C	6/30/21	3,613
Pine Labs Private Ltd. Series C1	6/30/21	761
Pine Labs Private Ltd. Series D	6/30/21	814
Rad Power Bikes, Inc.	1/21/21	4,477
Rad Power Bikes, Inc. Series A	1/21/21	584
Rad Power Bikes, Inc. Series C	1/21/21	2,297
Rad Power Bikes, Inc. Series D	9/17/21	8,309
Rapyd Financial Network 2016 Ltd.	3/30/21	15,000
Reddit, Inc. Series B	7/26/17	7,442
Reddit, Inc. Series E	5/18/21	1,861
Reddit, Inc. Series F	8/11/21	28,249
Redwood Materials Series C	5/28/21	16,184
Relativity Space, Inc. Series E	5/27/21	56,645
Rivian Automotive, Inc. Series E	7/10/20	35,260
Rivian Automotive, Inc. Series F	1/19/21	37,108
Rivian Automotive, Inc. 0% 7/15/26	7/23/21	20,222
SiMa.ai Series B	5/10/21	14,465
Skyryse, Inc. Series B	10/21/21	13,821
Sonder Holdings, Inc. Series D1	12/20/19	6,368
Sonder Holdings, Inc. 0%	3/18/21	4,056
Space Exploration Technologies Corp. Class A	10/16/15 - 2/16/21	31,999
Space Exploration Technologies Corp. Class C	9/11/17	376
Space Exploration Technologies Corp. Series G	1/20/15	7,535
Space Exploration Technologies Corp. Series H	8/04/17	3,479
Space Exploration Technologies Corp. Series N	8/04/20	21,440
Starry, Inc. Series C	12/08/17	5,379
Starry, Inc. Series D	3/06/19 - 7/30/20	9,739
Starry, Inc. Series E3	3/31/21	5,674
Stripe, Inc. Class B	5/18/21	6,966
Stripe, Inc. Series H	3/15/21	2,933
Sweetgreen, Inc. warrants 1/21/26	1/21/21	0
Sweetgreen, Inc. Series C	9/13/19	257
Sweetgreen, Inc. Series D	9/13/19	4,127
Sweetgreen, Inc. Series H	11/09/18	42,282
Sweetgreen, Inc. Series I	9/13/19	9,727
Sweetgreen, Inc. Series J	1/21/21	5,933
Tanium, Inc. Class B	4/21/17	2,755
Tenstorrent, Inc. Series C1	4/23/21	4,626
Tenstorrent, Inc. 0%	4/23/21	4,320
The Original BARK Co.	12/17/20 - 8/13/21	19,008
The Real Good Food Co. LLC 1%	5/07/21	12,116
Tory Burch LLC	5/14/15	20,619
Veterinary Emergency Group LLC Class A	9/16/21	7,255
Waymo LLC Series A2	5/08/20	6,982
WeWork, Inc.	3/25/21	36,971
Xsight Labs Ltd. Series D	2/16/21	9,531
Yanka Industries, Inc. Series F	4/08/21	16,221
Zomato Ltd.	12/09/20 - 2/10/21	18,138

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	21,837	566,030	531,361	2	-	-	56,506	0.1%
Fidelity Securities Lending Cash Central Fund 0.06%	726,752	906,059	884,271	707	-	-	748,540	2.0%
Total	748,589	1,472,089	1,415,632	709	-	-	805,046

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
American Eagle Outfitters, Inc.	284,750	17,755	1,180	1,581	783	(92,787)	209,321
Switchback II Corp. Class A	-	27,270	17	-	-	152	27,405
The Original BARK Co.	-	-	-	-	-	(4,663)	14,345
The Original BARK Co. Class A	15,731	12,100	55	-	(7)	2,127	10,888
Tupperware Brands Corp.	91,752	-	2,211	-	(33)	6,064	95,572
Total	392,233	57,125	3,463	1,581	743	(89,107)	357,531

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Convertible Bonds and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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